Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Operating activities:
Net income	¥ 81,149	¥ 66,019	¥ 61,108
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	29,254	23,908	26,993
Gain on sales of securities-net	(160)	(105)	(4,845)
Valuation loss on other investments	360	2,570	1,758
Gain on nonmonetary exchange of securities			(2,774)
(Gain) loss from disposal of fixed assets-net	828	(6,693)	844
Impairment loss on long-lived assets	296	1,531	111
Equity in net income of affiliated companies	(1,426)	(1,629)	(492)
Deferred income taxes	779	954	3,547
Changes in assets and liabilities:
(Increase) decrease in notes and accounts receivable	(69,084)	(39,833)	5,707
Increase in inventories	(11,243)	(16,176)	(13,640)
(Increase) decrease in other current assets	(772)	(8,355)	8,459
Increase in trade notes and accounts payable	18,824	43,189	9,285
Increase (decrease) in income taxes payable	(1,820)	11,670	(17,684)
Increase in other current liabilities	9,699	11,519	7,474
Decrease in accrued retirement and pension costs	(4,331)	(8,870)	(9,627)
Other	(1,369)	197	5,683
Net cash provided by operating activities	50,984	79,896	81,907
Investing activities:
Purchases of fixed assets	(46,650)	(26,962)	(27,358)
Proceeds from sales of property, plant, and equipment	1,072	13,028	870
Proceeds from sales and redemption of investments	418	187	6,300
Acquisition of business, net of cash acquired	642	(17,211)
Increase in finance receivables	(188,449)	(167,040)	(170,063)
Collection of finance receivables	160,894	135,319	142,852
Net (increase) decrease in short-term loan receivables from affiliated companies	1,680	(5,565)
Net (increase) decrease in time deposits	2,219	(2,080)	3,747
Other	(1,071)	395	71
Net cash used in investing activities	(69,245)	(69,929)	(43,581)
Financing activities:
Proceeds from issuance of long-term debt	148,582	104,816	62,489
Repayments of long-term debt	(114,632)	(89,203)	(93,895)
Net increase in short-term borrowings	26,001	9	7,238
Cash dividends	(20,102)	(17,700)	(15,267)
Purchases of treasury stock	(40)	(10,016)	(50)
Purchases of noncontrolling interests	(18,062)	(924)	(2,317)
Other	(92)	(246)	87
Net cash provided by (used in) financing activities	21,655	(13,264)	(41,715)
Effect of exchange rate changes on cash and cash equivalents	6,582	(1,437)	(2,746)
Net increase (decrease) in cash and cash equivalents	9,976	(4,734)	(6,135)
Cash and cash equivalents, beginning of year	100,559	105,293	111,428
Cash and cash equivalents, end of year	¥ 110,535	¥ 100,559	¥ 105,293